First Trust Confluence Small Cap Value Fund
Summary Information
Investment Objective
The First Trust/Confluence Small Cap Value Fund (the "Fund") seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing Class I shares as "clean shares" may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other First Trust Advisors L.P. mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "Share Classes" on page 16 of this prospectus, "Investment in Fund Shares" on page 21 of this prospectus and "Purchase and Redemption of Fund Shares" on page 32 of the Fund's statement of additional information ("SAI").

 Shareholder Fees <br />(fees paid directly from your investment)
Shareholder Fees - First Trust Confluence Small Cap Value Fund		A	C	I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
Exchange Fee		none	none	none
[1]	For Class A shares purchased at net asset value without a sales charge because the purchase amount exceeded $1 million, a contingent deferred sales charge of 1% may be imposed on any redemption within 12 months of purchase. The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.

 Annual Fund Operating Expenses <br />(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - First Trust Confluence Small Cap Value Fund		A	C	I
Management Fees		1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		1.46%	1.69%	1.33%
Total Annual Fund Operating Expenses		2.71%	3.69%	2.33%
Fee Waiver and Expense Reimbursement	[1]	1.11%	1.34%	0.98%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.60%	2.35%	1.35%
[1]	The Fund's investment advisor and sub-advisor have agreed to waive fees and reimburse expenses through February 28, 2020 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) do not exceed 1.35% of the average daily net assets of any class of Fund shares. Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) will not exceed 1.70% from March 1, 2020 through February 28, 2029. Fees waived or expenses borne by the Fund's investment advisor and sub-advisor are subject to reimbursement by the Fund for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation. Expense limitations may be terminated or modified prior to their expiration only with the approval of the Board of Trustees of the First Trust Series Fund.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's annual operating expenses (excluding 12b-1 distribution and service fees, interest expense, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) remain at current levels until February 28, 2020 and then will not exceed 1.70% from March 1, 2020 until February 28, 2029. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - First Trust Confluence Small Cap Value Fund - USD ($)	A	C	I
1 Year	$ 704	$ 338	$ 137
3 Years	1,097	805	502
5 Years	1,514	1,399	890
10 Years	$ 2,673	$ 3,006	$ 1,979

Expense Example, No Redemption - First Trust Confluence Small Cap Value Fund - USD ($)	A	C	I
1 Year	$ 704	$ 238	$ 137
3 Years	1,097	805	502
5 Years	1,514	1,399	890
10 Years	$ 2,673	$ 3,006	$ 1,979

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in equity securities of U.S. listed companies with small market capitalizations ("Small-Cap Companies") at the time of investment. Currently, a company will be considered to be a Small-Cap Company if its market capitalization at the time of purchase is within the range of companies in the Russell 2000 Index or the S&P SmallCap 600 Index during the most recent 12-month period (based on month-end data). Because market capitalization is measured at the time of initial purchase, if the market capitalization of a company included in the Fund grows above "small-cap," the Fund shall not be required to sell such security solely because it is no longer a Small-Cap Company. The market capitalization range of companies in the Russell 2000 Index or the S&P SmallCap 600 Index may vary in a 12-month period. As of December 31, 2018, the market capitalization of the Fund's holdings ranged from approximately $200 million to $7.8 billion.

The portfolio managers seek to invest in Small-Cap Companies that in the portfolio managers' opinion have produced solid returns over extended periods of time. The portfolio managers' investment strategy is based on the rationale that a company which creates superior value, reflected in above-average operating returns, will ultimately have a stock price reflecting that superior performance.

The portfolio managers follow a disciplined, research driven, investment process which seeks to uncover companies trading at discounts to their intrinsic values. By investing in stocks according to a value-based investment philosophy, the portfolio managers seek to enhance the long-term growth potential while limiting downside risk. Companies in which the portfolio managers invest are those that the portfolio managers expect to create above-average growth in value relative to their industries and to the overall market. These companies may include real estate investment trusts ("REITs") and business development companies ("BDCs"). BDCs lend to and invest in private companies, often working with companies that are not large enough to efficiently access the public markets. Each BDC has a unique profile, determined by its respective management team. Some specialize in particular industries, while others apply a more generalized approach and maintain a diversified portfolio. Once such a company is identified, an extensive valuation analysis is performed to determine if its stock price reflects its underlying value. As of October 31, 2018, the Fund had significant investments in industrial companies.

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

BDC RISK. A BDC may invest in the equity and fixed income securities of smaller and developing companies as well as companies that are experiencing financial crises. Investments in these types of companies present a greater risk of loss due to the companies' youth and limited track records. They are also generally more susceptible to competition and economic and market changes due to limited products and market shares. In addition, the securities of smaller and developing companies and companies experiencing financial crises typically have limited liquidity. A BDC may use leverage (e.g., borrowing and the issuance of fixed income and preferred securities) to finance its own operations and may suffer significant losses if market fluctuations cause the BDC's net asset value to decline or if related interest charges exceed investment income. The Fund has no control over the investments made by BDCs, and BDCs are subject to additional risks such as the fact that their shares may trade at a market price above or below their net asset value and that an active market may not develop for their shares.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the securities issuers or the Fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

EQUITY SECURITIES RISK. The value of the Fund's shares will fluctuate with changes in the value of the equity securities in which it invests. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

GROWTH STOCKS INVESTMENT RISK. Stocks exhibiting growth characteristics tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividend payments that can help cushion its share price during declining markets.

INDUSTRIALS COMPANIES RISK. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. Examples of industrials companies include companies involved in the production of electrical equipment and components, industrial products, manufactured housing and telecommunications equipment, as well as defense and aerospace companies. General risks of industrials companies include the general state of the economy, exchange rates, commodity prices, intense competition, consolidation, domestic and international politics, government regulation, import controls, excess capacity, consumer demand and spending trends. In addition, industrials companies may also be significantly affected by overall capital spending levels, economic cycles, rapid technological changes, delays in modernization, labor relations, environmental liabilities, governmental and product liability and e-commerce initiatives.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

MARKET CAPITALIZATION RISK. There can be no assurance that the securities held by the Fund will stay within the Fund's intended market capitalization range. As a result, the Fund may be exposed to additional risk or investors may not be given the opportunity to invest fully in a certain market capitalization range.

MARKET RISK. Market risk is the risk that a particular security, or shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

REAL ESTATE COMPANIES RISK. Real estate companies include REITs and other companies involved in the operation and development of commercial, residential and industrial real estate. An investment in a real estate company may be subject to risks similar to those associated with direct ownership of real estate, including the possibility of declines in the value of real estate, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Some real estate companies have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. The price of a real estate company's securities may also drop because of dividend reductions, lowered credit ratings, poor management, or other factors that affect companies in general.

REIT RISK. REITs typically own and operate income-producing real estate, such as residential or commercial buildings, or real-estate related assets, including mortgages. As a result, investments in REITs are subject to the risks associated with investing in real estate, which may include, but are not limited to: fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate sector. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities. REITs may have also a relatively small market capitalization which may result in their shares experiencing less market liquidity and greater price volatility than larger companies. Increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors' collective perceptions of future earnings, the value of the Fund will generally decline when investors anticipate or experience rising interest rates.

SMALL FUND RISK. The Fund currently has fewer assets than larger funds, and like other smaller funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. If the Fund fails to attract a large amount of assets, shareholders of the Fund may incur higher expenses as the Fund's fixed costs would be allocated over a smaller number of shareholders.

SMALLER COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

VALUE STOCKS INVESTMENT RISK. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

Annual Total Return

The bar chart and table below illustrate the calendar year returns of the Fund's Class A shares of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's Class A shares' average annual total returns compare to those of two broad-based securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Imposition of the Fund's sales load is not reflected in the bar chart below. If the sales load was reflected, returns would be less than those shown.

First Trust/Confluence Small Cap Value Fund—Class A Shares<br />Calendar Year Total Returns as of 12/31

During the periods shown in the chart above:
Best Quarter		Worst Quarter
8.91%	September 30, 2013	-20.67%	December 31, 2018

Average Annual Total Returns for the Periods Ended December 31, 2018

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Average Annual Total Returns - First Trust Confluence Small Cap Value Fund		1 Year	5 Years	Since Inception	Inception Date
A | before tax		(16.17%)	4.62%	7.43%	Feb. 24, 2011
A | After tax on distributions		(19.08%)	2.94%	6.08%	Feb. 24, 2011
A | After tax on distributions and sale of fund shares		(8.12%)	3.27%	5.63%	Feb. 24, 2011
C | before tax		(12.74%)	4.95%	6.87%	Mar. 02, 2011
I | before tax		(11.18%)	5.85%	8.43%	Jan. 11, 2011
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	[1]	(12.86%)	3.61%	7.44%	Jan. 11, 2011
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	[1]	(11.01%)	4.41%	8.34%	Jan. 11, 2011
[1]	Since Inception Returns are based on inception date for Class I shares.